Report Of The Directors Financial Review Risk Report - Sources of funding and uses (Details) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022
Schedule of Funding Sources And Funding Uses [Line Items]
Sources	£ 702,970	£ 716,646
Uses	702,970	716,646
Loans and advances to customers
Schedule of Funding Sources And Funding Uses [Line Items]
Uses	75,491	72,614
Loans and advances to banks
Schedule of Funding Sources And Funding Uses [Line Items]
Uses	14,371	17,109
– reverse repurchase agreements-non trading
Schedule of Funding Sources And Funding Uses [Line Items]
Uses	73,494	53,949
Cash collateral, margin and settlement accounts
Schedule of Funding Sources And Funding Uses [Line Items]
Uses	52,154	51,858
Assets held for sale
Schedule of Funding Sources And Funding Uses [Line Items]
Uses	20,368	21,214
Trading assets
Schedule of Funding Sources And Funding Uses [Line Items]
Uses	100,696	79,878
Trading assets | – reverse repos
Schedule of Funding Sources And Funding Uses [Line Items]
Uses	8,510	8,729
Trading assets | – stock borrowing
Schedule of Funding Sources And Funding Uses [Line Items]
Uses	8,713	5,627
Trading assets | – other trading assets
Schedule of Funding Sources And Funding Uses [Line Items]
Uses	83,473	65,522
– financial investments
Schedule of Funding Sources And Funding Uses [Line Items]
Uses	46,368	32,604
Cash and balances with central banks
Schedule of Funding Sources And Funding Uses [Line Items]
Uses	110,618	131,433
Other balance sheet assets
Schedule of Funding Sources And Funding Uses [Line Items]
Uses	209,410	255,987
Customer accounts
Schedule of Funding Sources And Funding Uses [Line Items]
Sources	222,941	215,948
Deposits by banks
Schedule of Funding Sources And Funding Uses [Line Items]
Sources	22,943	20,836
Repurchase agreements – non-trading
Schedule of Funding Sources And Funding Uses [Line Items]
Sources	53,416	32,901
Debt securities in issue
Schedule of Funding Sources And Funding Uses [Line Items]
Sources	13,443	7,268
Cash collateral, margin and settlement accounts
Schedule of Funding Sources And Funding Uses [Line Items]
Sources	53,094	60,385
Liabilities of disposal groups held for sale
Schedule of Funding Sources And Funding Uses [Line Items]
Sources	20,684	24,711
Subordinated liabilities
Schedule of Funding Sources And Funding Uses [Line Items]
Sources	14,920	14,528
Financial liabilities designated at fair value
Schedule of Funding Sources And Funding Uses [Line Items]
Sources	32,545	27,282
Insurance contract liabilities
Schedule of Funding Sources And Funding Uses [Line Items]
Sources	20,595	20,004
Trading liabilities
Schedule of Funding Sources And Funding Uses [Line Items]
Sources	42,276	41,265
Trading liabilities | Repurchase agreements
Schedule of Funding Sources And Funding Uses [Line Items]
Sources	7,929	8,213
Trading liabilities | – stock lending
Schedule of Funding Sources And Funding Uses [Line Items]
Sources	2,190	1,773
Trading liabilities | – other trading liabilities
Schedule of Funding Sources And Funding Uses [Line Items]
Sources	32,157	31,279
Total equity
Schedule of Funding Sources And Funding Uses [Line Items]
Sources	24,505	23,233
Other balance sheet liabilities
Schedule of Funding Sources And Funding Uses [Line Items]
Sources	£ 181,608	£ 228,285